Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 642,848	$ 651,844	$ 653,803	$ 655,127	$ 672,368	$ 654,946	$ 638,668	$ 644,169	$ 2,603,623	$ 2,610,152	$ 2,588,426
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)									375,769	415,900	417,179
Selling, general and administrative									288,467	204,025	208,381
Depreciation and amortization									736,567	764,903	769,440
Losses on derivative financial instruments									8,064	39,935	24,635
Gain on satellite insurance recoveries									(9,618)
Total operating expenses									1,399,249	1,424,763	1,419,635
Income from operations	330,604	308,082	255,638	310,049	311,611	300,959	281,543	291,275	1,204,374	1,185,389	1,168,791
Interest expense, net									1,114,197	1,270,848	1,310,563
Loss on early extinguishment of debt			(366,800)		(24,300)		(43,400)		(368,089)	(73,542)	(326,183)
Loss from previously unconsolidated affiliates											(24,658)
Other income (expense), net									(4,918)	(10,128)	1,955
Income (loss) before income taxes									(282,830)	(169,129)	(490,658)
Benefit from income taxes									(30,837)	(19,631)	(55,393)
Net loss	73,615	88,574	(407,266)	(6,916)	(4,755)	(35,349)	(84,328)	(25,067)	(251,993)	(149,498)	(435,265)
Net (income) loss attributable to noncontrolling interest									(3,687)	(1,639)	1,106
Net loss attributable to Intelsat S.A.	$ 72,631	$ 87,798	$ (408,305)	$ (7,804)	$ (5,750)	$ (35,430)	$ (84,710)	$ (25,248)	$ (255,680)	$ (151,137)	$ (434,159)
Basic and diluted net loss per common share attributable to Intelsat S.A.									$ (2.70)	$ (1.82)	$ (5.23)